Lease accounting (Tables)	12 Months Ended
Dec. 31, 2024
Lease accounting
Schedule of maturity of operating lease liabilities	The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2024.

2025	495
2026	430
2027	239
Total operating lease payments (undiscounted)	1,164
Less: Imputed interest	(65)
Total operating lease liabilities (discounted)	1,099

Schedule of lease cost

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continued		Discontinued	Continued		Continuing
	operations	operations	Total	operations	operations	Total	operations
Relating to the operating lease liabilities	1,402	1,433	2,835	—	530	530	173
Relating to short-term leases	815	79	894	668	298	966	387
	2,217	1,512	3,729	668	828	1,496	560

Schedule of supplemental cash flow information related to operating leases

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Cash paid for the rentals included in the lease liabilities	1,330	1,446	2,776	1,296	1,252	2,548	986
Right-of-use assets obtained in exchange for operating lease liabilities	611	2,377	2,988	1,469	313	1,782	83